Securities Act Registration No. 333-69440

                     U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-14

             Registration Statement Under the Securities Act of 1933

[  ] Pre-Effective Amendment No. __        [  ] Post Effective Amendment No. 1

                        (Check appropriate box or boxes)

                      John Hancock Variable Series Trust I
         (Exact Name of Registrant as Specified in Declaration of Trust)

                              197 Clarendon Street
                           Boston, Massachusetts 02117
                    (Address of Principal Executive Officer)

                  Registrant's Telephone Number: (713) 214-1456

Name and address of Agent for Services:     Copy to:

ARNOLD BERGMAN, ESQUIRE                     THOMAS C. LAUERMAN, ESQUIRE
John Hancock Life Insurance Company         Freedman, Levy, Kroll & Simonds
197 Clarendon Street                        1050 Connecticut Avenue, N.W.
Boston, MA 02117                            Washington, D.C.  20036

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

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                      JOHN HANCOCK VARIABLE SERIES TRUST I

                    STATEMENT OF INCORPORATION BY REFERENCE

The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-69440 and 811-07437, dated September 14, 2001, are incorporated by reference in their entirety herein.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets all of the requirements for effectiveness of this post- effective amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 7th day of January, 2002.

                                    JOHN HANCOCK VARIABLE SERIES TRUST I

                                             By: /s/Kathleen F. Driscoll
                                             ---------------------------
                                                    Kathleen F. Driscoll

As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following person in the capacities and on the date indicated.

         SIGNATURE                                           DATE

By:      /s/Raymond F. Skiba                                 January 7, 2002
         -------------------
         Raymond F. Skiba
         Treasurer (Principal Financial and
         Accounting Officer)

By:      /s/Kathleen F. Driscoll                             January 7, 2002
         -----------------------
         Kathleen F. Driscoll
         Vice Chairman, President and Trustee
         (Acting Principal Executive Officer


For himself and as attorney-in-fact for:

Michele G. Van Leer, Chairman

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert F. Verdonck, Trustee

Hassell H. McClellan, Trustee